Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheet - Parent Company [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash and Cash equivalents	¥ 1,809	¥ 2
Prepaid expenses and other current assets	26,235	25,109
Inter-company receivable	91,630	79,393
Non-current assets
Investment in subsidiary	(29,971)	(18,929)
Total assets	89,703	85,575
Current liabilities
Inter-company payable	2,921	35,634
Due to related parties	27,723	313
Other payables and accrued liabilities	25,113	5,539
Total liabilities	55,757	41,486
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and As of September 30, 2023, respectively
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 13,567,793 shares as of September 30, 2023	9	9
Additional paid-in capital	216,504	216,504
Accumulated deficit	(186,379)	(175,893)
Accumulated other comprehensive income	3,812	3,469
Total shareholder’s equity	33,946	44,089
Total liabilities and shareholders’ equity	¥ 89,703	¥ 85,575